Options (Details 2) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Stock Based Compensation Expense Components	$ 0	$ 11,985	$ 71,645
Research and Development Expense
Stock Based Compensation Expense Components	0	9,719	60,446
Selling, General and Administrative Expenses
Stock Based Compensation Expense Components	$ 0	$ 2,266	$ 11,199